PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 45,701
Depreciation	(27,643)	$ (9,698)	$ (7,719)
Property, plant and equipment at end of year	150,476	45,701
Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	45,701
Property, plant and equipment at end of year	150,476	45,701
PP&E | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(26,082)	(22,612)
Depreciation	(27,643)	(9,698)
Currency translation adjustments	(3,857)	98
Transfers and reclassifications	7,505	6,130
Property, plant and equipment at end of year	(50,077)	(26,082)	(22,612)
PP&E | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	45,885
Property, plant and equipment at end of year	151,168	45,885
Real estate | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,087)	(1,067)
Depreciation	(966)	(22)
Currency translation adjustments	(178)	1
Transfers and reclassifications	3	1
Property, plant and equipment at end of year	(2,228)	(1,087)	(1,067)
Real estate | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,903
Property, plant and equipment at end of year	20,532	1,903
Switching equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Depreciation	(1,032)
Currency translation adjustments	(681)
Property, plant and equipment at end of year	(1,713)
Switching equipment | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at end of year	3,390
Fixed network and transportation | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(15,959)	(13,786)
Depreciation	(12,450)	(5,517)
Currency translation adjustments	(657)	86
Transfers and reclassifications	4,018	3,258
Property, plant and equipment at end of year	(25,048)	(15,959)	(13,786)
Fixed network and transportation | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	19,717
Property, plant and equipment at end of year	58,550	19,717
Mobile network access | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Depreciation	(2,763)
Currency translation adjustments	(548)
Transfers and reclassifications	48
Property, plant and equipment at end of year	(3,263)
Mobile network access | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	4
Property, plant and equipment at end of year	13,419	4
Tower and pole | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(18)
Depreciation	(832)	(19)
Currency translation adjustments	(145)
Transfers and reclassifications	3	1
Property, plant and equipment at end of year	(992)	(18)
Tower and pole | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	189
Property, plant and equipment at end of year	4,406	189
Power equipment and Installations | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Depreciation	(1,062)
Currency translation adjustments	(156)
Property, plant and equipment at end of year	(1,218)
Power equipment and Installations | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at end of year	5,192
Computer equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(2,830)	(2,002)
Depreciation	(3,809)	(831)
Currency translation adjustments	(1,128)	3
Transfers and reclassifications	3
Property, plant and equipment at end of year	(7,764)	(2,830)	(2,002)
Computer equipment | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,937
Property, plant and equipment at end of year	7,881	1,937
Goods lent to customers at no cost | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,234)	(1,045)
Depreciation	(3,886)	(2,979)
Currency translation adjustments	(296)
Transfers and reclassifications	3,397	2,790
Property, plant and equipment at end of year	(2,019)	(1,234)	(1,045)
Goods lent to customers at no cost | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	4,048
Property, plant and equipment at end of year	5,465	4,048
Vehicles | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,085)	(1,033)
Depreciation	(428)	(134)
Currency translation adjustments	(20)	2
Transfers and reclassifications	33	80
Property, plant and equipment at end of year	(1,500)	(1,085)	(1,033)
Vehicles | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	392
Property, plant and equipment at end of year	1,487	392
Machinery, diverse equipment and tools | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(3,656)	(3,473)
Depreciation	(266)	(184)
Currency translation adjustments	(15)	1
Property, plant and equipment at end of year	(3,937)	(3,656)	(3,473)
Machinery, diverse equipment and tools | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	290
Property, plant and equipment at end of year	539	290
Other | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(213)	(206)
Depreciation	(149)	(12)
Currency translation adjustments	(33)	5
Property, plant and equipment at end of year	(395)	(213)	$ (206)
Other | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	46
Property, plant and equipment at end of year	468	46
Construction in progress | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	10,377
Property, plant and equipment at end of year	17,246	10,377
Materials | Gross Carrying Amount, Net of allowances and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,982
Property, plant and equipment at end of year	$ 12,593	$ 6,982